Consolidated Statement of Changes in Equity - CAD ($) $ in Millions	Total		Issued capital [member] Common shares [member]	Issued capital [member] Preferred shares [member]	Treasury shares [member] Common shares [member]	Treasury shares [member] Preferred shares [member]	Contributed surplus [member]	Retained earnings [member]	Retained earnings [member] Common shares [member]	Retained earnings [member] Preferred shares [member]	Accumulated other comprehensive income (loss) [member]	Accumulated other comprehensive income (loss) [member] Net unrealized gain (loss) on available-for-sale securities [member]	Accumulated other comprehensive income (loss) [member] Net unrealized foreign currency translation gain (loss) on investments in foreign operations, net of hedging activities [member]	Accumulated other comprehensive income (loss) [member] Net gain (loss) on derivatives designated as cash flow hedges [member]	Accumulated other comprehensive income (loss) [member] Net unrealized gain (loss) on debt securities at fair value through other comprehensive income [member]	Accumulated other comprehensive income (loss) [member] Net unrealized gain (loss) on equity securities designated at fair value through other comprehensive income [member]	Equity attributable to owners of parent [member]	Non-controlling interests in subsidiaries [member]	Non-controlling interests in subsidiaries [member] REIT preferred shares [member]
Balance at beginning of year at Oct. 31, 2015			$ 20,294	$ 2,700	$ (49)	$ (3)	$ 214	$ 32,053				$ 81	$ 8,355	$ 1,773				$ 1,610
Net premium (discount) on sale of treasury shares							26
Net income attributable to non-controlling interests in subsidiaries	$ 115																	115
Issue of shares				1,700
Purchase of shares					(5,769)	(115)
Other comprehensive income (loss)	218	[1],[2]										218
Other comprehensive income (loss)	1,324	[2]											1,324
Other comprehensive income (loss)	83	[2]												83
Net income attributable to shareholders								8,821
Issuance of stock options, net of options exercised (Note 23)			186				(28)
Sale of shares					5,787	113
Dividends									$ (4,002)	$ (141)
Shares issued as a result of dividend reinvestment plan			335
Share issue expenses and others								(14)
Purchase of shares for cancellation			(104)
Net premium on repurchase of common shares and redemption of preferred shares								(383)
Other							(9)											(75)
Actuarial gains (losses) on employee benefit plans	(882)	[2]						(882)
Balance at end of year at Oct. 31, 2016	74,214		20,711	4,400	(31)	(5)	203	35,452			$ 11,834	299	9,679	1,856			$ 72,564	1,650
Net premium (discount) on sale of treasury shares							23
Net income attributable to non-controlling interests in subsidiaries	121																	121
Issue of shares				350
Purchase of shares					(9,654)	(175)
Other comprehensive income (loss)	324	[1],[2]										324
Other comprehensive income (loss)	(1,888)	[2]											(1,888)
Other comprehensive income (loss)	(2,264)	[2]												(2,264)
Net income attributable to shareholders								10,396
Issuance of stock options, net of options exercised (Note 23)			148				(8)
Redemption of REIT preferred shares																			$ (617)
Sale of shares					9,509	173
Dividends									(4,347)	(193)
Shares issued as a result of dividend reinvestment plan			329
Share issue expenses and others								(4)
Purchase of shares for cancellation			(257)
Net premium on repurchase of common shares and redemption of preferred shares								(1,140)
Other							(4)											(171)
Actuarial gains (losses) on employee benefit plans	325	[2]						325
Balance at end of year at Oct. 31, 2017	75,190		20,931	4,750	(176)	(7)	214	40,489			8,006	$ 623	7,791	(408)	$ 510	$ 113	74,207	983
Impact on adoption of IFRS 9								53							19	(96)
Net premium (discount) on sale of treasury shares							(2)
Net income attributable to non-controlling interests in subsidiaries	72																	72
Issue of shares				750
Purchase of shares					(8,295)	(129)
Other comprehensive income (loss)	1,035	[2]											1,035
Other comprehensive income (loss)	(2,079)	[2]												(2,079)
Net income attributable to shareholders								11,262
Issuance of stock options, net of options exercised (Note 23)			152				(12)
Other comprehensive income (loss)	(284)	[1],[2]													(283)
Other comprehensive income (loss)																40
Redemption of shares				(500)
Sale of shares					8,327	129
Dividends									$ (4,786)	$ (214)
Shares issued as a result of dividend reinvestment plan			366
Allowance for credit losses	(1)	[1],[2]													(1)
Reclassification of loss (gain) to retained earnings																(2)
Share issue expenses and others								(10)
Purchase of shares for cancellation			(228)
Net premium on repurchase of common shares and redemption of preferred shares								(1,273)
Other							(7)											(62)
Actuarial gains (losses) on employee benefit plans	622	[2]						622
Realized gains (losses) on equity securities designated at fair value through other comprehensive income								2
Balance at end of year at Oct. 31, 2018	$ 80,040		$ 21,221	$ 5,000	$ (144)	$ (7)	$ 193	$ 46,145			$ 6,639		$ 8,826	$ (2,487)	$ 245	$ 55	$ 79,047	$ 993

[1]	IAS 39, Financial Instruments: Recognition and Measurement (IAS 39).
[2]	The amounts are net of income tax provisions (recoveries) presented in the following table.